Consolidated statement of changes in equity - EUR (€) € in Thousands		Share capital [Member]	Share premium [Member]	Consolidated reserves [Member]	Other comprehensive income [Member]	Total equity attributable to the owners of the parents [member]	Non-controlling interest [Member]	Total equity [Member]
At beginnig of the period at Dec. 31, 2016		€ 2,729	€ 79,019	€ (1,603)	€ (1,112)	€ 79,033	€ 0	€ 79,033
Net profit (loss) for the year	[1]	0	0	(2,117)	0	(2,117)	0	(2,117)
Other comprehensive (loss) income		0	0	0	(691)	(691)	0	(691)
Total comprehensive income (loss)	[1]	0	0	(2,117)	(691)	(2,808)	0	(2,808)
Equity-settled share-based payment expense		0	820	9	0	829	0	829
At end of the period at Dec. 31, 2017		2,729	79,839	(3,711)	(1,803)	77,054	0	77,054
IFRS 15 - impact on operning reserves	[2]	0	0	(1,173)	0	(1,173)	0	(1,173)
Adjusted equity At January 1, 2018		2,729	79,839	(4,884)	(1,803)	75,881	0	75,881
Net profit (loss) for the year		0	0	3,027	0	3,027	0	3,027
Other comprehensive (loss) income		0	0	0	(47)	(47)	0	(47)
Total comprehensive income (loss)		0	0	3,027	(47)	2,980	0	2,980
Capital increase in cash		312	59,575	0	0	59,887	0	59,887
Capital increase through excercise of warrants		9	593	0	0	602	0	602
Capital increase Rapidfit+		0	(4,003)	0	0	(4,003)	0	(4,003)
Equity-settled share-based payment expense		0	633	9	0	642	0	642
At end of the period at Dec. 31, 2018		3,050	136,637	(1,848)	(1,850)	135,989	0	135,989
Net profit (loss) for the year		0	0	1,646	0	1,646	78	1,724
Other comprehensive (loss) income		0	0	0	456	456	(211)	245
Total comprehensive income (loss)		0	0	1,646	456	2,102	(133)	1,969
Capital increase through excercise of warrants		16	1,252	0	0	1,268	0	1,268
Acquisition NCI Engimplan		0	0	0	0	0	3,240	3,240
Equity-settled share-based payment expense		0	201	7	0	208	0	208
At end of the period at Dec. 31, 2019		€ 3,066	€ 138,090	€ (195)	€ (1,394)	€ 139,567	€ 3,107	€ 142,675

[1]	** The year 2017 has been restated to reflect the final accounting of the ACTech business combination.
[2]	* The Goup initially adopted IFRS 15 using the cumulative effect method. Under this method, the comparative information is not restated.